Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PENN SERIES FUNDS INC
Entity Central Index Key	0000702340
Document Period End Date	Jun. 30, 2024
C000018294 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	High Yield Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series High Yield Bond Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 129,847,948
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 299,012
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$129,847,948
Total number of portfolio holdings	127
Total advisory fee paid	$299,012
Portfolio turnover rate	41%
Weighted Average Maturity	4.2 Years
Effective Duration	2.5 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	90.5%
Loan Agreements	5.4%
Money Market Funds	3.6%
Asset Backed Securities	0.5%
Bond Quality Allocation[1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.

Credit Quality Explanation [Text Block]	Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.
Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018297 [Member]
Shareholder Report [Line Items]
Fund Name	Flexibly Managed Fund
Class Name	Flexibly Managed Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Flexibly Managed Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexibly Managed Fund	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 5,244,332,488
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 17,661,018
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,244,332,488
Total number of portfolio holdings	306
Total advisory fee paid	$17,661,018
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	5.4%
U.S. Treasury Notes 4.500%, 11/15/33	3.7%
U.S. Treasury Notes 4.000%, 02/15/34	3.5%
Alphabet, Inc., Class A	2.7%
Amazon.com, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
U.S. Treasury Notes 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.
[2] Includes non-equity investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	5.4%
U.S. Treasury Notes 4.500%, 11/15/33	3.7%
U.S. Treasury Notes 4.000%, 02/15/34	3.5%
Alphabet, Inc., Class A	2.7%
Amazon.com, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
U.S. Treasury Notes 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018300 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Small Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Small Cap Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Material Change Date	Jun. 01, 2024
Net Assets	$ 100,214,017
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 366,894
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$100,214,017
Total number of portfolio holdings	126
Total advisory fee paid	$366,894
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.2%
Rentokil Initial PLC, ADR	2.0%
Stride, Inc.	1.8%
The Descartes Systems Group, Inc.	1.8%
Globus Medical, Inc., Class A	1.7%
LPL Financial Holdings, Inc.	1.7%
Blackbaud, Inc.	1.7%
Broadridge Financial Solutions, Inc.	1.6%
CSW Industrials, Inc.	1.6%
Crown Holdings, Inc.	1.5%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.2%
Rentokil Initial PLC, ADR	2.0%
Stride, Inc.	1.8%
The Descartes Systems Group, Inc.	1.8%
Globus Medical, Inc., Class A	1.7%
LPL Financial Holdings, Inc.	1.7%
Blackbaud, Inc.	1.7%
Broadridge Financial Solutions, Inc.	1.6%
CSW Industrials, Inc.	1.6%
Crown Holdings, Inc.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $25 million, 0.70% of the Fund’s average daily net assets on the next $25 million, and 0.65% of the Fund’s average daily net assets over $50 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.75% of the Fund’s average daily net assets on the next $25 million, and 0.70% of the Fund’s average daily net assets over $50 million.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $25 million, 0.70% of the Fund’s average daily net assets on the next $25 million, and 0.65% of the Fund’s average daily net assets over $50 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.75% of the Fund’s average daily net assets on the next $25 million, and 0.70% of the Fund’s average daily net assets over $50 million.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063369 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Fund
Class Name	Small Cap Index Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Small Cap Index Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 81,997,382
Holdings Count | Holding	1,965
Advisory Fees Paid, Amount	$ 122,443
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$81,997,382
Total number of portfolio holdings	1,965
Total advisory fee paid	$122,443
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co., Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co., Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063372 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Balanced Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Balanced Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 79,535,457
Holdings Count | Holding	2
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$79,535,457
Total number of portfolio holdings	2
Total advisory fee paid	$N/A
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	60.2%
Penn Series Quality Bond Fund	39.8%
Asset Allocation Target

Largest Holdings [Text Block]	Top 10 Holdings
Penn Series Index 500 Fund	60.2%
Penn Series Quality Bond Fund	39.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063375 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Emerging Markets Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Material Change Date	Jun. 01, 2024
Net Assets	$ 83,208,851
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 357,595
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$83,208,851
Total number of portfolio holdings	62
Total advisory fee paid	$357,595
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.5%
Tencent Holdings Ltd.	6.8%
Samsung Electronics Co., Ltd.	4.3%
Reliance Industries Ltd.	3.4%
NU Holdings Ltd., Class A	2.7%
Cipla Ltd.	2.6%
Eicher Motors Ltd.	2.6%
Raia Drogasil S.A.	2.6%
Accton Technology Corp.	2.6%
President Chain Store Corp.	2.6%
Sector Allocation[1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.5%
Tencent Holdings Ltd.	6.8%
Samsung Electronics Co., Ltd.	4.3%
Reliance Industries Ltd.	3.4%
NU Holdings Ltd., Class A	2.7%
Cipla Ltd.	2.6%
Eicher Motors Ltd.	2.6%
Raia Drogasil S.A.	2.6%
Accton Technology Corp.	2.6%
President Chain Store Corp.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.87% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.87% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063378 [Member]
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Moderate Allocation Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Fund	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 207,590,390
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 125,711
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$207,590,390
Total number of portfolio holdings	18
Total advisory fee paid	$125,711
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	23.8%
Penn Series Index 500 Fund	18.1%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Limited Maturity Bond Fund	9.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Real Estate Securities Fund	4.0%
Penn Series Emerging Markets Equity Fund	4.0%
Penn Series Developed International Index Fund	4.0%
Penn Series High Yield Bond Fund	4.0%
Penn Series International Equity Fund	4.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	23.8%
Penn Series Index 500 Fund	18.1%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Limited Maturity Bond Fund	9.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Real Estate Securities Fund	4.0%
Penn Series Emerging Markets Equity Fund	4.0%
Penn Series Developed International Index Fund	4.0%
Penn Series High Yield Bond Fund	4.0%
Penn Series International Equity Fund	4.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018287 [Member]
Shareholder Report [Line Items]
Fund Name	Index 500 Fund
Class Name	Index 500 Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Index 500 Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Fund	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 812,175,806
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 483,593
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$812,175,806
Total number of portfolio holdings	505
Total advisory fee paid	$483,593
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063376 [Member]
Shareholder Report [Line Items]
Fund Name	Large Core Growth Fund
Class Name	Large Core Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Core Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Growth Fund	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 133,383,809
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 361,311
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$133,383,809
Total number of portfolio holdings	38
Total advisory fee paid	$361,311
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	10.3%
Apple, Inc.	6.6%
Alphabet, Inc., Class A	6.4%
Amazon.com, Inc.	5.3%
Visa, Inc., Class A	4.3%
UnitedHealth Group, Inc.	3.8%
Motorola Solutions, Inc.	3.4%
Intuit, Inc.	3.3%
Intercontinental Exchange, Inc.	2.9%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	10.3%
Apple, Inc.	6.6%
Alphabet, Inc., Class A	6.4%
Amazon.com, Inc.	5.3%
Visa, Inc., Class A	4.3%
UnitedHealth Group, Inc.	3.8%
Motorola Solutions, Inc.	3.4%
Intuit, Inc.	3.3%
Intercontinental Exchange, Inc.	2.9%
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063379 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	Moderately Aggressive Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Moderately Aggressive Allocation Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Aggressive Allocation Fund	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 202,596,371
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 120,803
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$202,596,371
Total number of portfolio holdings	20
Total advisory fee paid	$120,803
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	22.0%
Penn Series Quality Bond Fund	10.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	6.9%
Penn Series Large Cap Value Fund	6.1%
Penn Series Limited Maturity Bond Fund	6.0%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Large Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Index 500 Fund	22.0%
Penn Series Quality Bond Fund	10.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	6.9%
Penn Series Large Cap Value Fund	6.1%
Penn Series Limited Maturity Bond Fund	6.0%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Large Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063368 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Conservative Allocation Fund
Class Name	Moderately Conservative Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Moderately Conservative Allocation Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Conservative Allocation Fund	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 78,318,629
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 47,175
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$78,318,629
Total number of portfolio holdings	16
Total advisory fee paid	$47,175
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	32.8%
Penn Series Limited Maturity Bond Fund	19.0%
Penn Series Index 500 Fund	11.1%
Penn Series Flexibly Managed Fund	8.0%
Penn Series High Yield Bond Fund	5.0%
Penn Series Real Estate Securities Fund	4.1%
Penn Series International Equity Fund	4.0%
Penn Series Large Cap Value Fund	3.0%
Penn Series Mid Core Value Fund	3.0%
Penn Series Large Core Value Fund	3.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	32.8%
Penn Series Limited Maturity Bond Fund	19.0%
Penn Series Index 500 Fund	11.1%
Penn Series Flexibly Managed Fund	8.0%
Penn Series High Yield Bond Fund	5.0%
Penn Series Real Estate Securities Fund	4.1%
Penn Series International Equity Fund	4.0%
Penn Series Large Cap Value Fund	3.0%
Penn Series Mid Core Value Fund	3.0%
Penn Series Large Core Value Fund	3.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063371 [Member]
Shareholder Report [Line Items]
Fund Name	SMID Cap Value Fund
Class Name	SMID Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series SMID Cap Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Value Fund	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Material Change Date	Jun. 01, 2024
Net Assets	$ 48,649,923
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 205,822
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$48,649,923
Total number of portfolio holdings	95
Total advisory fee paid	$205,822
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
First Citizens BancShares, Inc., Class A	1.6%
MasTec, Inc.	1.6%
Jones Lang LaSalle, Inc.	1.6%
ArcBest Corp.	1.5%
ADT, Inc.	1.4%
Cameco Corp.	1.4%
Nexstar Media Group, Inc.	1.4%
BorgWarner, Inc.	1.4%
AutoNation, Inc.	1.4%
Fluor Corp.	1.3%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
First Citizens BancShares, Inc., Class A	1.6%
MasTec, Inc.	1.6%
Jones Lang LaSalle, Inc.	1.6%
ArcBest Corp.	1.5%
ADT, Inc.	1.4%
Cameco Corp.	1.4%
Nexstar Media Group, Inc.	1.4%
BorgWarner, Inc.	1.4%
AutoNation, Inc.	1.4%
Fluor Corp.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.84% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.84% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018298 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	International Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series International Equity Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Material Change Date	Jun. 01, 2024
Net Assets	$ 241,156,582
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,006,356
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$241,156,582
Total number of portfolio holdings	43
Total advisory fee paid	$1,006,356
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6.4%
Constellation Software, Inc.	6.1%
Wolters Kluwer N.V.	5.5%
RELX PLC	4.9%
SAP S.E.	4.6%
Alcon, Inc.	4.5%
Halma PLC	3.6%
Experian PLC	3.6%
London Stock Exchange Group PLC	3.4%
Schneider Electric S.E.	3.4%
Sector Allocation[1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6.4%
Constellation Software, Inc.	6.1%
Wolters Kluwer N.V.	5.5%
RELX PLC	4.9%
SAP S.E.	4.6%
Alcon, Inc.	4.5%
Halma PLC	3.6%
Experian PLC	3.6%
London Stock Exchange Group PLC	3.4%
Schneider Electric S.E.	3.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.81% of the Fund’s average daily net assets up to $200 million, and 0.61% of the Fund’s average daily net assets over $200 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets up to $227 million, and 0.63% of the Fund’s average daily net assets over $227 million.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.81% of the Fund’s average daily net assets up to $200 million, and 0.61% of the Fund’s average daily net assets over $200 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets up to $227 million, and 0.63% of the Fund’s average daily net assets over $227 million.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063367 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Aggressive Allocation Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Fund	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 59,424,384
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 35,764
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$59,424,384
Total number of portfolio holdings	21
Total advisory fee paid	$35,764
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	25.0%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	8.9%
Penn Series Large Cap Value Fund	6.1%
Penn Series Quality Bond Fund	5.9%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Emerging Markets Equity Fund	5.0%
Penn Series Large Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Index 500 Fund	25.0%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	8.9%
Penn Series Large Cap Value Fund	6.1%
Penn Series Quality Bond Fund	5.9%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Emerging Markets Equity Fund	5.0%
Penn Series Large Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018290 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Cap Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund	$46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Material Change Date	Jun. 01, 2024
Net Assets	$ 70,238,991
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 187,300
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$70,238,991
Total number of portfolio holdings	57
Total advisory fee paid	$187,300
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	14.5%
Alphabet, Inc., Class A	6.1%
Apple, Inc.	5.7%
NVIDIA Corp.	5.3%
Visa, Inc., Class A	4.1%
Accenture PLC, Class A	3.1%
Church & Dwight Co., Inc.	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.2%
Aon PLC, Class A	2.1%
Agilent Technologies, Inc.	2.0%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	14.5%
Alphabet, Inc., Class A	6.1%
Apple, Inc.	5.7%
NVIDIA Corp.	5.3%
Visa, Inc., Class A	4.1%
Accenture PLC, Class A	3.1%
Church & Dwight Co., Inc.	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.2%
Aon PLC, Class A	2.1%
Agilent Technologies, Inc.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.53% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.53% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018293 [Member]
Shareholder Report [Line Items]
Fund Name	Quality Bond Fund
Class Name	Quality Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Quality Bond Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quality Bond Fund	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 388,628,983
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 863,740
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$388,628,983
Total number of portfolio holdings	131
Total advisory fee paid	$863,740
Portfolio turnover rate	16%
Weighted Average Maturity	8.7 Years
Effective Duration	5.6 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	38.5%
Corporate Bonds	24.1%
Commercial Mortgage Backed Securities	15.0%
Asset Backed Securities	11.3%
U.S. Treasury Obligations	9.9%
Municipal Bonds	0.7%
Money Market Funds	0.5%
Bond Quality Allocation[1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.

Credit Quality Explanation [Text Block]	When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.
Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018296 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Cap Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 168,725,210
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 564,075
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$168,725,210
Total number of portfolio holdings	69
Total advisory fee paid	$564,075
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
JPMorgan Chase & Co.	3.7%
Regeneron Pharmaceuticals, Inc.	3.7%
Walmart, Inc.	3.6%
Berkshire Hathaway, Inc., Class B	3.6%
Wells Fargo & Co.	3.5%
Elevance Health, Inc.	3.4%
QUALCOMM, Inc.	3.0%
Philip Morris International, Inc.	3.0%
Cencora, Inc.	2.9%
Fiserv, Inc.	2.7%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
JPMorgan Chase & Co.	3.7%
Regeneron Pharmaceuticals, Inc.	3.7%
Walmart, Inc.	3.6%
Berkshire Hathaway, Inc., Class B	3.6%
Wells Fargo & Co.	3.5%
Elevance Health, Inc.	3.4%
QUALCOMM, Inc.	3.0%
Philip Morris International, Inc.	3.0%
Cencora, Inc.	2.9%
Fiserv, Inc.	2.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018286 [Member]
Shareholder Report [Line Items]
Fund Name	Limited Maturity Bond Fund
Class Name	Limited Maturity Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Limited Maturity Bond Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Maturity Bond Fund	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 189,191,123
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 427,258
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$189,191,123
Total number of portfolio holdings	123
Total advisory fee paid	$427,258
Portfolio turnover rate	25%
Weighted Average Maturity	3.5 Years
Effective Duration	1.8 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	38.2%
Asset Backed Securities	23.4%
Commercial Mortgage Backed Securities	16.7%
Residential Mortgage Backed Securities	14.9%
U.S. Treasury Obligations	6.3%
Money Market Funds	0.5%
Bond Quality Allocation[1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.

Credit Quality Explanation [Text Block]	Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.
Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018289 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Mid Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Mid Cap Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Material Change Date	Jun. 01, 2024
Net Assets	$ 89,523,296
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 245,781
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$89,523,296
Total number of portfolio holdings	71
Total advisory fee paid	$245,781
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Casey's General Stores, Inc.	2.9%
Entergy Corp.	2.5%
Freeport-McMoRan, Inc.	2.4%
Alliant Energy Corp.	2.4%
Fidelity National Information Services, Inc.	2.3%
Marathon Oil Corp.	2.3%
Chesapeake Energy Corp.	2.3%
Globus Medical, Inc., Class A	2.2%
Lamar Advertising Co., Class A	2.1%
The Hartford Financial Services Group, Inc.	2.0%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Casey's General Stores, Inc.	2.9%
Entergy Corp.	2.5%
Freeport-McMoRan, Inc.	2.4%
Alliant Energy Corp.	2.4%
Fidelity National Information Services, Inc.	2.3%
Marathon Oil Corp.	2.3%
Chesapeake Energy Corp.	2.3%
Globus Medical, Inc., Class A	2.2%
Lamar Advertising Co., Class A	2.1%
The Hartford Financial Services Group, Inc.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.54% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion. Prior to June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.54% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion. Prior to June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018292 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Real Estate Securities Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Real Estate Securities Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 106,499,665
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 367,504
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$106,499,665
Total number of portfolio holdings	34
Total advisory fee paid	$367,504
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Welltower, Inc.	7.7%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	7.1%
Simon Property Group, Inc.	6.4%
American Tower Corp.	5.1%
Invitation Homes, Inc.	5.0%
Crown Castle, Inc.	4.9%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.1%
VICI Properties, Inc.	4.1%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Welltower, Inc.	7.7%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	7.1%
Simon Property Group, Inc.	6.4%
American Tower Corp.	5.1%
Invitation Homes, Inc.	5.0%
Crown Castle, Inc.	4.9%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.1%
VICI Properties, Inc.	4.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018295 [Member]
Shareholder Report [Line Items]
Fund Name	Large Growth Stock Fund
Class Name	Large Growth Stock Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Growth Stock Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Growth Stock Fund	$50	0.92%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%
Net Assets	$ 358,368,903
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,138,765
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$358,368,903
Total number of portfolio holdings	69
Total advisory fee paid	$1,138,765
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	13.6%
NVIDIA Corp.	12.5%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.7%
Alphabet, Inc., Class A	5.7%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.5%
Mastercard, Inc., Class A	2.1%
Netflix, Inc.	1.8%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	13.6%
NVIDIA Corp.	12.5%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.7%
Alphabet, Inc., Class A	5.7%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.5%
Mastercard, Inc., Class A	2.1%
Netflix, Inc.	1.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063374 [Member]
Shareholder Report [Line Items]
Fund Name	Developed International Index Fund
Class Name	Developed International Index Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Developed International Index Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developed International Index Fund	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 81,989,064
Holdings Count | Holding	754
Advisory Fees Paid, Amount	$ 126,922
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$81,989,064
Total number of portfolio holdings	754
Total advisory fee paid	$126,922
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Novo Nordisk A/S, Class B	2.7%
ASML Holding N.V.	2.4%
Nestle S.A.	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.3%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton S.E.	1.2%
Novartis AG	1.2%
SAP S.E.	1.2%
Roche Holding AG	1.1%
Sector Allocation[1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Novo Nordisk A/S, Class B	2.7%
ASML Holding N.V.	2.4%
Nestle S.A.	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.3%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton S.E.	1.2%
Novartis AG	1.2%
SAP S.E.	1.2%
Roche Holding AG	1.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018285 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Money Market Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 137,719,977
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 235,541
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$137,719,977
Total number of portfolio holdings	14
Total advisory fee paid	$235,541

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Federal Home Loan Mortgage Corp. 5.256%, 07/03/24	7.3%
Federal National Mortgage 5.260%, 07/10/24	7.3%
Federal Farm Credit Banks 5.297%, 07/11/24	7.3%
Federal Home Loan Mortgage Corp. 5.259%, 07/12/24	7.2%
Federal Home Loan Banks 5.292%, 07/18/24	7.2%
Tennessee Valley Authority 5.272%, 07/24/24	7.2%
U.S. Treasury Bills 5.317%, 07/30/24	7.2%
Federal Farm Credit Banks 5.299%, 07/31/24	7.2%
U.S. Treasury Bills 5.267%, 08/13/24	7.2%
U.S. Treasury Bills 5.266%, 08/20/24	7.2%

Largest Holdings [Text Block]
Top 10 Holdings
Federal Home Loan Mortgage Corp. 5.256%, 07/03/24	7.3%
Federal National Mortgage 5.260%, 07/10/24	7.3%
Federal Farm Credit Banks 5.297%, 07/11/24	7.3%
Federal Home Loan Mortgage Corp. 5.259%, 07/12/24	7.2%
Federal Home Loan Banks 5.292%, 07/18/24	7.2%
Tennessee Valley Authority 5.272%, 07/24/24	7.2%
U.S. Treasury Bills 5.317%, 07/30/24	7.2%
Federal Farm Credit Banks 5.299%, 07/31/24	7.2%
U.S. Treasury Bills 5.267%, 08/13/24	7.2%
U.S. Treasury Bills 5.266%, 08/20/24	7.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018288 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Mid Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Mid Cap Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Material Change Date	Jun. 01, 2024
Net Assets	$ 138,563,153
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 504,428
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$138,563,153
Total number of portfolio holdings	68
Total advisory fee paid	$504,428
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
CoStar Group, Inc.	4.0%
Pinterest, Inc., Class A	3.4%
Monolithic Power Systems, Inc.	3.0%
The Trade Desk, Inc., Class A	2.5%
Teradyne, Inc.	2.4%
Universal Display Corp.	2.3%
Dexcom, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
HEICO Corp., Class A	2.2%
Floor & Decor Holdings, Inc., Class A	2.1%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
CoStar Group, Inc.	4.0%
Pinterest, Inc., Class A	3.4%
Monolithic Power Systems, Inc.	3.0%
The Trade Desk, Inc., Class A	2.5%
Teradyne, Inc.	2.4%
Universal Display Corp.	2.3%
Dexcom, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
HEICO Corp., Class A	2.2%
Floor & Decor Holdings, Inc., Class A	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.70% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.70% of the Fund’s average daily net assets.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018291 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Core Value Fund
Class Name	Mid Core Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Mid Core Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Core Value Fund	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Material Change Date	Jun. 01, 2024
Net Assets	$ 77,622,563
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 273,021
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$77,622,563
Total number of portfolio holdings	109
Total advisory fee paid	$273,021
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	3.0%
The Bank of New York Mellon Corp.	2.2%
Conagra Brands, Inc.	2.1%
Enterprise Products Partners LP	2.0%
Henry Schein, Inc.	1.9%
Northern Trust Corp.	1.9%
Koninklijke Ahold Delhaize N.V.	1.9%
Willis Towers Watson PLC	1.9%
Edison International	1.8%
Quest Diagnostics, Inc.	1.8%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	3.0%
The Bank of New York Mellon Corp.	2.2%
Conagra Brands, Inc.	2.1%
Enterprise Products Partners LP	2.0%
Henry Schein, Inc.	1.9%
Northern Trust Corp.	1.9%
Koninklijke Ahold Delhaize N.V.	1.9%
Willis Towers Watson PLC	1.9%
Edison International	1.8%
Quest Diagnostics, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.69% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.69% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063377 [Member]
Shareholder Report [Line Items]
Fund Name	Large Core Value Fund
Class Name	Large Core Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Core Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Value Fund	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Material Change Date	Jun. 01, 2024
Net Assets	$ 135,367,253
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 452,805
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$135,367,253
Total number of portfolio holdings	58
Total advisory fee paid	$452,805
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
The Charles Schwab Corp.	3.5%
Chevron Corp.	3.2%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.8%
Reinsurance Group of America, Inc.	2.7%
Wells Fargo & Co.	2.6%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
BJ's Wholesale Club Holdings, Inc.	2.4%
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
The Charles Schwab Corp.	3.5%
Chevron Corp.	3.2%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.8%
Reinsurance Group of America, Inc.	2.7%
Wells Fargo & Co.	2.6%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
BJ's Wholesale Club Holdings, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.64% of the Fund’s average daily net assets up to $150 million, 0.62% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.67% of the Fund’s average daily net assets up to $150 million, 0.65% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.64% of the Fund’s average daily net assets up to $150 million, 0.62% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.67% of the Fund’s average daily net assets up to $150 million, 0.65% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063370 [Member]
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	SMID Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series SMID Cap Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Growth Fund	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Material Change Date	Jun. 01, 2024
Net Assets	$ 70,594,433
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 273,004
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$70,594,433
Total number of portfolio holdings	99
Total advisory fee paid	$273,004
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
BJ's Wholesale Club Holdings, Inc.	2.0%
Natera, Inc.	2.0%
Manhattan Associates, Inc.	2.0%
AAON, Inc.	2.0%
Texas Roadhouse, Inc.	1.9%
Wingstop, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Domino's Pizza, Inc.	1.8%
Ashland, Inc.	1.7%
Tetra Tech, Inc.	1.7%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
BJ's Wholesale Club Holdings, Inc.	2.0%
Natera, Inc.	2.0%
Manhattan Associates, Inc.	2.0%
AAON, Inc.	2.0%
Texas Roadhouse, Inc.	1.9%
Wingstop, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Domino's Pizza, Inc.	1.8%
Ashland, Inc.	1.7%
Tetra Tech, Inc.	1.7%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.73% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.73% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063373 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Conservative Allocation Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Fund	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 45,665,477
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 27,171
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$45,665,477
Total number of portfolio holdings	10
Total advisory fee paid	$27,171
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	41.8%
Penn Series Limited Maturity Bond Fund	30.0%
Penn Series Flexibly Managed Fund	8.1%
Penn Series Index 500 Fund	7.0%
Penn Series High Yield Bond Fund	5.0%
Penn Series Real Estate Securities Fund	2.0%
Penn Series Mid Core Value Fund	2.0%
Penn Series Large Core Value Fund	2.0%
Penn Series Developed International Index Fund	2.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	41.8%
Penn Series Limited Maturity Bond Fund	30.0%
Penn Series Flexibly Managed Fund	8.1%
Penn Series Index 500 Fund	7.0%
Penn Series High Yield Bond Fund	5.0%
Penn Series Real Estate Securities Fund	2.0%
Penn Series Mid Core Value Fund	2.0%
Penn Series Large Core Value Fund	2.0%
Penn Series Developed International Index Fund	2.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018299 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Small Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Small Cap Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Material Change Date	Jun. 01, 2024
Net Assets	$ 147,224,249
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 534,576
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$147,224,249
Total number of portfolio holdings	191
Total advisory fee paid	$534,576
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Meritage Homes Corp.	1.5%
SITE Centers Corp.	1.4%
Gates Industrial Corp. PLC	1.3%
Ameris Bancorp	1.3%
Home BancShares, Inc.	1.2%
Acadia Realty Trust	1.2%
ASGN, Inc.	1.1%
Commercial Metals Co.	1.1%
SouthState Corp.	1.0%
MGIC Investment Corp.	1.0%
Sector Allocation[1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Meritage Homes Corp.	1.5%
SITE Centers Corp.	1.4%
Gates Industrial Corp. PLC	1.3%
Ameris Bancorp	1.3%
Home BancShares, Inc.	1.2%
Acadia Realty Trust	1.2%
ASGN, Inc.	1.1%
Commercial Metals Co.	1.1%
SouthState Corp.	1.0%
MGIC Investment Corp.	1.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.71% of the Fund’s average daily net assets up to $50 million, 0.68% of the Fund’s average daily net assets on the next $50 million, and 0.66% of the Fund’s average daily net assets over $100 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million, 0.725% of the Fund’s average daily net assets on the next $50 million, and 0.70% of the Fund’s average daily net assets over $100 million.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.71% of the Fund’s average daily net assets up to $50 million, 0.68% of the Fund’s average daily net assets on the next $50 million, and 0.66% of the Fund’s average daily net assets over $100 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million, 0.725% of the Fund’s average daily net assets on the next $50 million, and 0.70% of the Fund’s average daily net assets over $100 million.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.